Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	$ 0	$ 0
Current liabilities	(24)	(29)
Noncurrent liabilities	(1,124)	(1,371)
Funded status	(1,148)	(1,401)
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	453	401
Current liabilities	(30)	(28)
Noncurrent liabilities	(2,526)	(2,111)
Funded status	(2,103)	(1,738)
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	0	0
Current liabilities	0	(1)
Noncurrent liabilities	(1,949)	(2,088)
Funded status	(1,949)	(2,089)
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	0	0
Current liabilities	(189)	(167)
Noncurrent liabilities	(1,162)	(1,113)
Funded status	$ (1,351)	$ (1,280)